Leases - summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 29.0	€ 6.3	€ 4.7
Interest on lease liabilities	2.9	2.0	1.7
Expense related to short-term leases (included in other expenses)	9.1	0.9	0.4
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	0.4	0.3	0.1
Total amounts recognized in profit or loss	41.4	9.5	6.9
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	14.7	4.7	4.7
Equipment, tools and installations
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	0.2	0.0	0.0
Automobiles
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	0.1	0.0	0.0
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 14.0	€ 1.6	€ 0.0